Quarterly Financial Information Quarterly Financial Information (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Quarterly Financial Information Disclosure [Abstract]
Revenues	$ 136,781	[1]	$ 95,255	[1]	$ 54,945	[1]	$ 42,897	[1]	$ 30,488	[1]	$ 18,945	[1]	$ 11,534	[1]	$ 6,240	[1]	$ 329,878	$ 67,207	$ 3,970
Net loss from continuing operations attributable to stockholders	(178,800)	[1]	(82,768)	[1]	(71,992)	[1]	(141,161)	[1]	(16,735)	[1]	(12,768)	[1]	(7,012)	[1]	(4,722)	[1]	(480,436)	(41,492)	(3,952)
Net income (loss) from discontinued operations attributable to common stockholders	(142)	[1]	91	[1]	34	[1]	(2)	[1]	(259)	[1]	(41)	[1]	(77)	[1]	(322)	[1]	(20)	(745)	(852)
Net loss	(178,942)	[1]	(82,677)	[1]	(71,958)	[1]	(141,163)	[1]	(16,994)	[1]	(12,809)	[1]	(7,089)	[1]	(5,044)	[1]	(480,456)	(42,237)	(4,804)
Less: dividends declared on preferred shares and RSUs	(3,006)	[1]	(199)	[1]	(233)	[1]	(193)	[1]	(158)	[1]	(140)	[1]	(70)	[1]	0	[1]	(3,631)	(368)	0
Net loss attributable to common stockholders, net of dividends on preferred securities and RSUs	$ (181,948)	[1]	$ (82,876)	[1]	$ (72,191)	[1]	$ (141,356)	[1]	$ (17,152)	[1]	$ (12,949)	[1]	$ (7,159)	[1]	$ (5,044)	[1]
Weighted-average shares outstanding	231,969,433	[1]	221,707,934	[1]	198,956,355	[1]	167,847,516	[1]	180,931,150	[1]	138,348,622	[1]	68,317,195	[1]	23,614,122	[1]	205,341,431	103,306,366	3,720,351
Basic and diluted loss per share from continuing operations attributable to common stockholders	$ (0.77)	[1]	$ (0.37)	[1]	$ (0.36)	[1]	$ (0.84)	[1]	$ (0.09)	[1]	$ (0.09)	[1]	$ (0.10)	[1]	$ (0.20)	[1]	$ (2.33)	$ (0.40)	$ (1.04)
Basic and diluted loss per share from discontinued operations attributable to common stockholders	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ 0.00	[1]	$ (0.01)	[1]
Basic and diluted loss per share attributable to common stockholders	$ (0.78)	[1]	$ (0.37)	[1]	$ (0.36)	[1]	$ (0.84)	[1]	$ (0.09)	[1]	$ (0.09)	[1]	$ (0.10)	[1]	$ (0.21)	[1]	$ (2.33)	$ (0.41)	$ (1.26)

[1]	Certain historical balances have been restated for discontinue operations.